Share Capital and Capital Surplus and Others - Summary of Reconciliation of Number of Shares Outstanding (Parenthetical) (Detail) - ₩ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of classes of share capital [line items]
Par value per share	₩ 100	₩ 500
Parent [member]
Disclosure of classes of share capital [line items]
Number Of Treasury Shares Retired During The Period	8,685,568
Bottom of range [member]
Disclosure of classes of share capital [line items]
Par value per share	₩ 100
Top of range [member]
Disclosure of classes of share capital [line items]
Par value per share	₩ 500